SHARE CAPITAL (Details Narrative) - CAD ($)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Contingently Issuable Shares [Member]
Statement [Line Items]
Number of common shares issued	0	4,000,000
January 16, 2020
Statement [Line Items]
Number of common shares issued			271,164
Shares issued price			$ 1.00
April 21, 2022
Statement [Line Items]
Shares issued price	$ 0.31
No of share issued	6,718,000
Gross proceed from financing	$ 2,104,246
Cash received	$ 212,367
Warrant purchase per share	$ 1.25
Allocated amount of warrant	$ 122,436
February 26,2022
Statement [Line Items]
Shares issued price	$ 0.30
Gross proceed from financing	$ 210,000
No of common warrant purchase	700,000
Transferred of exercise share	124,788
December 17,2021
Statement [Line Items]
No of share issued	5,354,400	5,354,400
Transferred of exercise share	923,590	923,590
August 19,2021
Statement [Line Items]
Shares issued price	$ 0.30
No of share issued	3,379,379
Gross proceed from financing	$ 1,013,814
Cash received	$ 661,530
Warrant purchase per share	$ 0.45
Amount of outstanding fee and debt	$ 352,284
Director of outstanding amount	$ 97,500	$ 647,296
August 1,2021
Statement [Line Items]
Shares issued price	$ 0.25
No of share issued	200,000
Transferred of exercise share	25,959
February 26,2021 | Extraction Technologies LLC [Member]
Statement [Line Items]
Number of common shares issued		3,000,000
February 19,2021
Statement [Line Items]
Number of common shares issued		6,177,721
Shares issued price		$ 0.32
Gross proceed from financing		$ 1,976,870
Cash received		1,380,400
Amount of outstanding fee and debt		$ 596,570
January 6,2021
Statement [Line Items]
Number of common shares issued		9,000,000
Shares issued price		$ 0.17
August 17,2020
Statement [Line Items]
Number of common shares issued		3,024,521
Shares issued price		$ 0.32
Gross proceed from financing		$ 967,846
Cash received		552,501
Amount of outstanding fee and debt		$ 415,345
July 27,2020
Statement [Line Items]
Number of common shares issued		6,000,000
Shares issued price		$ 0.17